Leases - Rent expense (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating Leased Assets [Line Items]
Total rent expense	$ 8,187	$ 8,018	$ 21,021	$ 22,379
Cost of revenue
Operating Leased Assets [Line Items]
Total rent expense	1,650	2,151	4,595	7,279
Operations and support
Operating Leased Assets [Line Items]
Total rent expense	4,885	4,625	11,838	11,679
General and administrative
Operating Leased Assets [Line Items]
Total rent expense	$ 1,652	$ 1,242	$ 4,588	$ 3,421